Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents		$ 1,944	$ 11,840
Restricted deposits			1,758
Restricted deposit for put option			12,028
Accounts receivable		1,975	3,173
Inventory		50	481
Accumulated costs with respect to Projects in excess of progress payments			151
Due from controlling shareholders			196
Income tax receivable		162	267
Other receivables		2,351	353
Total Current Assets		6,482	30,247
NON-CURRENT ASSETS:
Restricted deposit for put option		12,143
Property and equipment, net		1,388	1,588
Total Non-Current Assets		13,531	1,588
Total Assets		20,013	31,835
CURRENT LIABILITIES:
Accrued payroll and other compensation related accruals		135	270
Trade payables, accrued expenses and other accounts payable		4,056	4,952
Put option liability			11,900
Income tax payable			32
Accrued expenses and accounts payable with respect to Projects		2,541	4,734
Progress payments in excess of accumulated costs with respect to projects		306
Total Current Liabilities		7,038	21,888
NON-CURRENT LIABILITIES:
Put option liability		12,143
Accrued severance pay		241	245
Total Non-Current Liabilities		12,384	245
Total Liabilities		19,422	22,133
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares $0.0001 par value, 20,000,000 shares authorized, 2,576,415 shares issued and outstanding at December 31, 2017 and 2016	[1]	3	3
Preferred shares $0.001 par value, 5,000,000 shares authorized, no shares issued and outstanding at December 31, 2017 and 2016	[1]
Additional paid-in-capital		18,560	18,560
Accumulate deficit		(17,972)	(8,861)
Total Shareholders' Equity		591	9,702
Total Liabilities and Shareholders' Equity		$ 20,013	$ 31,835

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share. Refer to Note 7.b. for warrants assumed by the Company which may result in an additional outstanding ordinary shares..